Please file this Prospectus/ Proxy Statement Supplement with your records.

EVERGREEN EQUITY TRUST

Evergreen Large Company GrowthFund

Class A, Class B, Class C, and Class I

and

WELLS FARGO FUNDS TRUST

Wells Fargo Advantage Large Company GrowthFund

Class A, Class B, Class C, Investor Class, Administrator Class, and Institutional Class

Supplement dated May 21, 2010, to the prospectus/proxy statement dated April 15, 2010.

The prospectus/proxy statement dated April 15, 2010 (the “Proxy Statement”), that was previously sent to you requested that you consider and act upon an Agreement and Plan of Reorganization (the "Plan") dated as of March 1, 2010. The Plan provides for the reorganization of Evergreen Large Company Growth Fund and the Wells Fargo Advantage Large Company Growth Fund (each a “Fund,” together, the “Funds”), including the acquisition of all of the assets of the Funds by the Wells Fargo Advantage Premier Large Company Growth Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund (the "Acquisition Shares") and the assumption by the Acquiring Fund of all of the liabilities of the Funds. The Plan also provides for the prompt distribution of the Acquisition Shares to shareholders of the Funds in liquidation of the Funds. The Proxy Statement compares, among other things, the management and principal investment strategies of the Acquiring Fund and the Funds.  This Supplement updates some of the information in the Proxy Statement.

                Since the date the Proxy Statement was sent to you, the portfolio managers to both Funds and the Acquiring Fund have changed.  On May 19, 2010, Bruce C. Olson, Thomas C. Ognar and Joseph M. Eberhardy became the portfolio managers of the Funds and the Acquiring Fund, replacing Aziz Hamzaogullari in each case.   Below is biographical information for Messrs. Olson, Ognar and Eberhardy:

Bruce C. Olson, CFA
Mr. Olson joined Wells Capital in 2005. Prior to that he was with Strong Capital Management since 1994, where he managed separate and institutional accounts since January 1998. In May 2002, he was also named as a co-portfolio manager of the Strong Large Cap Growth Fund and sole portfolio manager of the Fund on June 30, 2003. Prior to joining Strong Capital Management, he was a managing partner at Olson Brothers, Inc. (a retail real estate and asset business that was dissolved in 1993). Prior to joining Olson Brothers Inc., he was an account manager at The Travelers Corporation in 1982. He then went on to the American National Bank and Trust Co. of Chicago, Investment Management Group. Later, he became a portfolio manager and research analyst for Minton Investment Corporation. Mr. Olson earned a B.A. degree in Finance and History from Gustavus Adolphus College.

Thomas C. Ognar, CFA
Mr. Ognar joined Wells Capital in 2005. Prior to joining Wells Capital, Mr. Ognar was with Strong Capital Management since January 1998, where he was a senior equity research analyst from October 1998 to 2002. Prior to joining Strong Capital Management, he was a research analyst at M&I Investment Management Corp., and he was a trader at Republic Securities, Inc. Mr. Ognar received his B.A. degree in Finance from Miami University and his M.S. degree in Finance from the University of Wisconsin, Madison.

Joseph M. Eberhardy, CFA, CPA
Mr. Eberhardy joined Wells Capital in 2005 from Strong Capital Management, having joined Strong in 1994. Prior to his current role, Mr. Eberhardy was a senior research analyst with the Growth Equity team, and he maintains research responsibilities in the health care, capital goods, and aerospace-and-defense industries. Prior to joining the Growth Equity team in 2000, his previous roles at Strong Capital Management included small- to mid-cap equity analyst, high-yield bond trader, and fixed-income accounting manager. Mr. Eberhardy earned a bachelor's degree in accounting from the University of Wisconsin-Milwaukee. He is a Certified Public Accountant.

The information regarding the portfolio manager of the Acquiring Fund in the “Fund Management Information” section on page 48 of Proxy Statement and the section entitled “Portfolio Managers” on page 65 of the Proxy Statement is revised to reflect the foregoing.

Messrs. Olson, Ognar and Eberhardy select investments in a manner that differs somewhat from the approach utilized by Mr. Hamzaogullari.  Accordingly, in the section entitled “Investment Goal and Strategy Comparison” on page 39 of the Proxy Statement, the fourth row of comparative disclosure provided for both Evergreen Large Company Growth Fund and the Acquiring Fund on page 40 is deleted.  Also in that section, on page 41, the fourth row of comparative disclosure provided for both the Wells Fargo Advantage Large Company Growth Fund and the Acquiring Fund is deleted. The following is a description of how the Acquiring Fund, under the management of Messrs. Olson, Ognar and Eberhardy, will seek to build its portfolio of investments:

“We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business model has sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may actively trade portfolio securities.”

Messrs. Olson, Ognar and Eberhardy utilize strategies substantially similar to those described above in managing the Funds.

Also in the section entitled “Investment Goal and Strategy Comparison” beginning on page 39 of the Proxy Statement, the following statement is added to the paragraph on page 40 that compares the investment goals and strategies of the Wells Fargo Advantage Large Company Growth Fund and the Wells Fargo Advantage Premier Large Company Growth Fund:

“One difference is that the Wells Fargo Advantage Large Company Growth Fund focuses its investments on approximately 30 to 50 large-capitalization companies, whereas the Wells Fargo Advantage Premier Large Company Growth Fund does not have a similar investment strategy. This means that the Wells Fargo Advantage Premier Large Company Growth Fund may invest in a greater number of large-capitalization companies than the Wells Fargo Advantage Large Company Growth Fund.”

In the section entitled “Principal Risk Comparison” on page 42 of the Proxy Statement, “Issuer Concentration Risk” is removed from the list of principal risks applicable to an investment in the Wells Fargo Advantage Premier Large Company Growth Fund.

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You may vote your proxy in several ways as described in the “Voting Information Concerning the Meeting” section of your Proxy Statement. You may change your vote or revoke a proxy once it is given. If you desire to change your vote or revoke a proxy, you must either submit a later dated proxy by any of the methods described on the proxy card, which was previously mailed to you, or submit a written notice of revocation to your Fund. You also may give written notice of revocation in person at the shareholder meeting scheduled for June 8, 2010 at 10:00 a.m. Pacific time, at the offices of Wells Fargo Advantage Funds®, 525 Market Street, San Francisco, California 94105. Please note that it is anticipated that the Special Meeting will be adjourned until June 18, 2010 at 9:00 a.m. Pacific time, to allow shareholders of each Fund additional time to consider the updated information contained herein. If you have any questions about voting your proxy or would like another copy of the Proxy Statement, without charge, you may call our proxy solicitor, The Altman Group, at 1-800-499-8519. The Proxy Statement and Supplement are also available, without charge, on the SEC’s website at http://www.sec.gov.  Please read the Proxy Statement and Supplement carefully, as they contain important information.   If you have any questions about any proposal or related proxy materials, please call your investment professional, trust officer, or an Evergreen client service representative at 1-800-343-2898, Monday through Friday, 9 a.m. to 6 p.m., Eastern Time, or a Wells Fargo Advantage Funds client service representative at 1-800-222-8222, 24 hours a day, 7 days a week. Your vote is very important to us regardless of the number of shares that you are entitled to vote.